INVESTMENT IN ASSOCIATES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	$ 893	$ 839	$ 730
Cash used by investing activities	(1,047)	326	(399)
Cash from financing activities	(4)	(868)	(317)
Change during the year	(158)	$ 297	$ 14
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	427
Cash used by investing activities	(452)
Cash from financing activities	(162)
Change during the year	(187)
Associates And Joint Ventures | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	(172)
Associates And Joint Ventures | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	(15)
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	427
Cash used by investing activities	(452)
Cash from financing activities	(162)
Change during the year	(187)
Australian Regulated Utility | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	(172)
Australian Regulated Utility | Brookfield Infrastructure Partners LP
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	$ (15)